Fair Value Measurements - Fair Value and Carrying Value (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Jul. 03, 2013	Aug. 19, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face Value	$ 280,295,000	$ 350,000,000
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	211,894,000	238,000,000
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	286,396,000	347,008,000
Senior Notes | 2017 Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face Value	22,650,000	350,000,000	$ 200,000,000	$ 150,000,000
Senior Notes | 2017 Notes | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	21,970,000	238,000,000
Senior Notes | 2017 Notes | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	22,568,000	347,008,000
Senior Notes | 2021 Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face Value	14,177,000	0
Senior Notes | 2021 Notes | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	12,192,000	0
Senior Notes | 2021 Notes | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	15,228,000	0
Payment in Kind (PIK) Note | 2021 PIK Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face Value	243,468,000	0
Payment in Kind (PIK) Note | 2021 PIK Notes | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	177,732,000	0
Payment in Kind (PIK) Note | 2021 PIK Notes | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	$ 248,600,000	$ 0